Investment Strategy	Aug. 24, 2026
Defiance KSM Israel 120 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a passive management (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index tracks, subject to the Index rules described below, the performance of the largest 120 companies in Israel by market capitalization. The Index is calculated and administered by Index Research and Development Ltd. (“Index Provider”), a subsidiary of TMX VettaFi Group. The Index Provider was established in 2015 and its indices are published globally across a wide range of platforms.

The Index

I.	Eligible Universe

The Index’s eligible universe includes equities securities trading on Tel Aviv Stock Exchange.

II.	Constituent Selection

The Index includes securities of companies that satisfy the following eligibility criteria:

●	eligible securities include common stocks, preferred stocks, and real estate investment trusts (“REITs”);

●	securities must be listed on an Israeli exchange, denominated in Israeli shekels (“ILS”) and have a minimum market capitalization of ILS 75,000,000 (approximately $25 million USD as of the date of this Prospectus);

●	securities must have a minimum three-month average daily trading value of ILS 50,000;

●	and issuers must have at least a 20% public float and a minimum free float-adjusted market capitalization of ILS 75 million.

Among securities meeting these criteria, those issued by companies incorporated and/or domiciled in Israel are ranked by market capitalization. Index constituents may range broadly from micro-capitalization companies (below $250 million) to large-capitalization companies (up to $200 billion or more) in terms of U.S. Dollars.

III.	Weighting

Constituents are weighted by market capitalization, subject to the following constraints:

●	the Index is limited to a maximum of 120 issuers;

●	no issuer weight may exceed 4%; and

●	each issuer must have a minimum weight of 0.1%.

In addition, an issuer’s weighting factor is reduced if it has reported negative annual net profit in two or more of the five years preceding the rebalance date, as follows: 50% reduction for five years of negative net profit; 40% for four years; 30% for three years; and 20% for two years.

Any excess weight resulting from these limits is redistributed proportionally among the remaining uncapped issuers. This process is repeated until all limits are satisfied.

IV.	Rebalancing

Components of the Index are reconstituted and rebalanced on a quarterly basis.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest directly or indirectly in all of the Index components, either in the form of local shares or, where available, depositary receipts. However, the Fund may use a “representative sampling” strategy, meaning it may invest directly or indirectly in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund may concentrate its investments in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index’s constituent companies were concentrated in the financial services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Defiance CoinDesk 5 Equal Weight ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a passive management (or indexing) approach to track the performance, before fees and expenses, of the Index, and does so through investments in financial instruments (described below) that the Adviser believes will perform, in combination, in a manner that should track the Index’s performance.

The Index

The Index tracks the performance of the five largest constituents of the CoinDesk 20 Index (the “Base Index”), subject to the methodology described below. The Index and Base Index are owned, calculated, administered, and disseminated by CoinDesk Indices, a subsidiary of Bullish Global ( “Index Provider”).

The Base Index is designed to measure the performance of the 20 largest and most liquid eligible crypto assets and is intended as a benchmark for the broader crypto asset class. The crypto assets included in the Base Index are weighted based on market capitalization, and rebalanced quarterly each January, April, July, and October. The Base Index excludes stablecoins, memecoins, wrapped tokens, privacy tokens, tokenized traditional assets like stocks and bonds, and certain other types of crypto assets. A crypto asset’s market capitalization is defined as its “circulating” supply (i.e., the total number of coins or tokens currently available for trading in the market) as of the last day of the month prior to the Base Index’s quarterly rebalance month, multiplied by its price as of the pricing date for the quarterly rebalance. The Index Provider determines the circulating supply and the price of each crypto asset included in the Base Index using publicly available data from multiple well-established and reputable cryptocurrency trading platforms selected by the Index Provider. Circulating supply of a crypto asset is based on data collected from its public blockchain ledgers showing total amounts minted, transaction histories and wallet addresses, as well as the associated crypto asset foundation’s official distributions reports and treasury reserve statements, among other possible sources of publicly-available data. The price of a crypto asset is determined primarily by its real-time supply and demand in active crypto trading markets, based on published order books of centralized crypto asset exchanges, price quotes by automated market makers on decentralized crypto asset platforms, and similar price reporting sources.

Pursuant to the Index methodology, its constituents are limited to the components of the Base Index, and selected by the Index Provider by measuring the equal-weighted performance of the top 5 largest components of the Base Index based on market capitalization, and then equally weighted within the Index as of each date the Index is reconstituted and rebalanced, which occurs in alignment with the Base Index – i.e., quarterly each January, April, July, and October. As of June 30, 2026, the Index constituents included the following:

Crypto Asset	Index Weight*	Market Capitalization
Bitcoin (BTC)	19.41%	$1.2 Trillion
Ethereum (ETH)	17.56%	$192 Billion
Binance Coin (BNB)	21.12%	$74 Billion
Ripple (XRP)	18.74%	$65 Billion
Solana (SOL)	22.17%	$43 Billion
* Due to price drift, weights vary from the 20% equal weights as assigned to the top 5 crypto assets at each quarterly re-set (in January, April, July and October). Between quarterly resets, if one crypto asset gains value faster than the others, its percentage share of the Index grows above 20%, and conversely, if it underperforms relative to the other crypto assets, its percentage weight within the Index shrinks below 20%. The June 30, 2026, data above reflects the price drift as had occurred since the Index’s quarterly rebalance in April 2026, prior to its next scheduled rebalance in July 2026.

A crypto asset is generally considered to be a digital representation of something of value, for which ownership is verified and recorded on a distributed ledger. Some crypto assets may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. Many crypto assets are designed to be transferred on a peer-to-peer basis using a distributed ledger without the need for a central authority. Transfers of those crypto assets are generally built on a foundation of encryption and cryptography and are validated using a consensus mechanism. Other crypto assets use similar technology for other business purposes. These assets are very new and their definition and usage continues to evolve.

The Fund’s Investment Strategy

The Fund seeks to achieve its investment objective by investing primarily in securities and financial instruments that derive their value from exposure to the performance of the Index or to the crypto assets represented in the Index. The Fund does not directly invest in crypto assets. Investors seeking a direct investment in crypto assets should consider an investment other than the Fund.

In seeking to achieve its investment objective, the Fund may invest in (i) financial instruments, including swap agreements, futures contracts, and options contracts that provide direct and indirect economic exposure to one or more of the crypto assets represented in the Index, (ii) exchange traded products (“ETPs”) that provide exposure to one or more of the crypto assets represented in the Index (including ETPs that hold such crypto assets directly (i.e., known as “spot” ETPs), and (iii) ETFs registered under the 1940 Act that provide indirect exposure to one or more of the crypto assets represented in the Index. Additional information about the securities and financial instruments in which the Fund will primarily invest is described below.

●	Swap Agreements. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the change in value of a reference asset, benchmark or index, as applicable, over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of the reference asset, benchmark or index. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of reference assets: (i) any reference rate or index (including the Index) tied to one or more of the crypto assets represented in the Index, (ii) U.S. exchange-listed ETPs or ETFs providing exposure to one or more of the crypto assets represented in the Index, or (iii) other benchmarks that the Adviser believes produce returns consistent with one or more of the crypto assets represented in the Index.

●	Options. The Fund will utilize U.S. exchange-listed options contracts that reference one or more of the crypto assets represented in the Index. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its investment objective.

●	Futures Contracts. The Fund will buy standardized, cash-settled futures contracts traded on commodity exchanges registered with the CFTC, and tied directly to one or more of the crypto assets represented in the Index or to an ETP, ETF, index or benchmark ties to such crypto assets. The Fund may invest in futures contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

●	Direct Investment in ETPs or ETFs. The Fund may invest directly in U.S. exchange-listed ETPs or ETFs designed to provide exposure to the performance of one or more crypto assets represented in the Index and that generally issue shares of beneficial interest that derive their value from a basket of one or more crypto assets, or from indirect exposure to such assets. Spot ETPs are typically not registered under the 1940 Act and do not provide shareholders with the protections afforded by the 1940 Act.

The Fund will generally use a synthetic “replication” strategy to achieve its investment objective, meaning it will invest in investments that provide exposure to all of the Index constituents in the approximate proportions as in the Index generally. However, the Fund may use a “representative sampling” strategy, meaning it may invest in investments that provide exposure to a sample of the Index constituents whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. The Fund may use a representative sampling strategy when the Adviser believes it is in the best interests of the Fund, such as, for example, if replicating the Index involves practical difficulties or substantial costs, if an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index. As a result, the price performance of the Fund’s portfolio may deviate from the returns of the Index.

Cayman Subsidiary

The Fund intends to gain exposure to the performance of the Index either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in financial instruments, such as crypto asset futures contracts, that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. The Fund’s custodian will also serve as the custodian of the Subsidiary’s assets. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its investment objective and also to maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total (or gross) assets. When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities or financial instruments that provide exposure to the Index and/or in securities or financial instruments that derive their value from the performance of, or that have economic characteristics substantially similar to, the Index’s crypto asset constituents.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Due to the Fund’s investment strategy, it will have economic exposure that is concentrated (i.e., more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities or financial instruments that provide exposure to the Index and/or in securities or financial instruments that derive their value from the performance of, or that have economic characteristics substantially similar to, the Index’s crypto asset constituents.